Significant Accounting Judgments and Estimates	12 Months Ended
Dec. 31, 2025
Significant Accounting Judgments and Estimates [Abstract]
Significant accounting judgments and estimates
3.	Significant accounting judgments and estimates

The preparation of consolidated financial statements in conformity with IFRS requires management to exercise judgment in applying the Company’s accounting policies and to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from those estimates.

Management is of opinion that there is no significant judgement made that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial years.

Key sources of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period are discussed below. The Company based its estimates and assumptions on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

Allowance for ECL of trade receivables

The Company has applied the simplified approach under IFRS 9 and uses a provision matrix to measure ECL for trade receivables. The ECL rates are based on the Company’s historical loss experience, customer characteristics, geographical locations, product types and internal ratings, adjusted for forward-looking factors specific to the debtors and the economic environment that could affect the ability of debtors to settle the trade receivables. In considering the impact of the economic environment on expected credit loss rates, the Company assesses relevant macroeconomic and credit-related factors. The Company updates the provision matrix at each reporting date. Such estimation of expected credit loss rates may not be representative of actual defaults in the future.

The carrying amount of the Company’s trade receivables as of December 31, 2025 is HK$10,582,705 (US$1,359,668) (2024: HK$7,814,036).

Fair value of embedded derivative liability on convertible promissory notes

Embedded derivative liability are measured at fair value at initial recognition and designated to be measured subsequently at fair value through profit or loss. The fair value of the embedded derivative liability is determined first with the residual value being assigned to the host debt liability. The Company had applied Monte Carlo simulation model to estimate the fair value of the embedded derivative liability. The key inputs contributing to the estimation uncertainty include the Company’s share price volatility, prevailing market interest rate applied to future cash flows of similar debt instruments without the embedded derivatives and valuation results concluded based on the average value under several simulations.

Impairment of goodwill

Management determines whether goodwill is impaired at least on an annual basis and whenever there is an indication that they are impaired. The process of evaluating potential impairment of goodwill requires significant judgements and assumptions. Management estimates the recoverable amount of the CGU to which the goodwill has been allocated using the value-in-use calculations. The value in-use calculations are based on a 5 years discounted cash flow model. The recoverable amount is most sensitive to revenue growth rates and discount rates used for the discounted cash flow model. The carrying amount of the Company’s goodwill as at December 31, 2025 was HK$8,356,443 (US$1,073,638). During the financial year December 31, 2025, an impairment loss on goodwill of HK$11,773,403 (US$1,512,649) has been recognized as disclosed in Note 4 to the financial statements.